Lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Schedule of Lease Liability

	December 31, 2025	December 31, 2024
Property	$3,316	$2,805
Equipment	18	28
Vehicle	78	66
Lease Liability, Current	$3,412	$2,899

Property	$18,572	$20,847
Equipment	69	2
Vehicle	87	146
Lease Liability, Non-current	$18,728	$20,995

Lease Liability, Total	$22,140	$23,894

Schedule of Future Minimum Lease Payments
During the year ended December 31, 2025, the Corporation made principal payments on its lease liabilities of $3,043,000 (2024 - $3,327,000). The Corporation is committed to future minimum lease payments (comprising principal and interest) as follows:

Maturity Analysis	December 31, 2025
Less than one year	$5,070
Between one and five years	13,449
More than five years	11,525
Total undiscounted lease liabilities	$30,044